Segment information - Geographical areas (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of geographical location
Number of reportable segments | segment	1
Total Revenue	$ 37,417	$ 26,617	$ 24,384
UK | Operating segments
Disclosure of geographical location
Total Revenue	3,245	1,741	1,822
External
Disclosure of geographical location
Total Revenue	34,172	24,876	22,562
Europe | Operating segments
Disclosure of geographical location
Total Revenue	7,827	4,836	4,162
France | Operating segments
Disclosure of geographical location
Total Revenue	915	653	578
Germany | Operating segments
Disclosure of geographical location
Total Revenue	1,486	937	704
Italy | Operating segments
Disclosure of geographical location
Total Revenue	577	431	396
Spain | Operating segments
Disclosure of geographical location
Total Revenue	578	398	359
Sweden | Operating segments
Disclosure of geographical location
Total Revenue	2,322	1,026	834
Other continental Europe excluding Belgium, France, Germany, Italy, Spain and Sweden | Operating segments
Disclosure of geographical location
Total Revenue	1,949	1,391	1,291
The Americas | Operating segments
Disclosure of geographical location
Total Revenue	14,022	10,312	9,327
Canada | Operating segments
Disclosure of geographical location
Total Revenue	772	596	466
US | Operating segments
Disclosure of geographical location
Total Revenue	12,047	8,955	8,047
Other Americas excluding US and Canada | Operating segments
Disclosure of geographical location
Total Revenue	1,203	761	814
Asia, Africa And Australasia | Operating segments
Disclosure of geographical location
Total Revenue	12,323	9,728	9,073
Australia | Operating segments
Disclosure of geographical location
Total Revenue	547	282	266
China | Operating segments
Disclosure of geographical location
Total Revenue	6,002	5,345	4,867
Japan | Operating segments
Disclosure of geographical location
Total Revenue	3,395	2,567	2,522
Other Asia, Africa and Australasia excluding Australia, China and Japan | Operating segments
Disclosure of geographical location
Total Revenue	$ 2,379	$ 1,534	$ 1,418